BORROWINGS - Narrative (Details) $ in Thousands, $ in Millions		1 Months Ended				12 Months Ended
	May 02, 2025 USD ($)	Dec. 31, 2022 USD ($)	Sep. 30, 2022 USD ($)	Jan. 31, 2021 USD ($)	Mar. 31, 2019 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2025 TWD ($)	Dec. 31, 2022 TWD ($)	Sep. 30, 2022 TWD ($)	Mar. 31, 2019 TWD ($)
Disclosure of detailed information about borrowings [line items]
Notional amount						$ 453,944	$ 495,987
Issuance of ordinary shares							50,368	$ 118
Repayments of borrowings, classified as financing activities						96,807	61,550	$ 127,221
Borrowings						360,957	356,768
2019 Syndicated Loan
Disclosure of detailed information about borrowings [line items]
Borrowing term					5 years
Notional amount					$ 219,600							$ 7,200
2022 Syndicated Loan
Disclosure of detailed information about borrowings [line items]
Borrowing term			5 years
Notional amount			$ 326,400								$ 10,700
Bank loans - Loans for batteries
Disclosure of detailed information about borrowings [line items]
Borrowing term		4 years 10 months		2 years
Notional amount				$ 200,000
Borrowings		$ 121,200				63,337	$ 49,084			$ 3,975
Bank loans - Loans for batteries | Gogoro Network Taiwan
Disclosure of detailed information about borrowings [line items]
Borrowing term	3 years
Borrowings	$ 2,000,000					$ 63,300			$ 2,000
Bank loans - Loans for batteries | Gogoro Network Taiwan | Interbank Offered Rate Plus
Disclosure of detailed information about borrowings [line items]
Borrowing term	3 months
Borrowings, adjustment to interest rate basis	1.60%